COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 787	$ 800	$ 1,545	$ 1,661
Depreciation	328	409	653	823
Royalty expense	51	57	110	115
Community relations	10	11	20	20
Cost of sales	1,176	1,277	2,328	2,619
Inventory reduction amount	2	3	5	6
Gold
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	716	718	1,406	1,512
Depreciation	290	383	588	768
Royalty expense	43	49	93	100
Community relations	9	9	17	17
Cost of sales	1,058	1,159	2,104	2,397
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	69	74	135	134
Depreciation	30	19	49	33
Royalty expense	8	8	17	15
Community relations	1	1	3	2
Cost of sales	108	102	204	184
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	2	8	4	15
Depreciation	8	7	16	22
Royalty expense	0	0	0	0
Community relations	0	1	0	1
Cost of sales	$ 10	$ 16	$ 20	$ 38